Leases - Schedule of Minimum Lease Payments for the Company’s ROU Assets (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Minimum Lease Payments for the Company’s ROU Assets [Abstract]
2026	$ 2,339
2027	5,776
2028	2,974
2029	2,437
2030	2,492
Thereafter	12,376
Total undiscounted lease payments	28,394
Less: imputed interest	(5,165)
Present value of lease liabilities	$ 23,229